China Unicom (Hong Kong) Limited (Parent Company) - Additional Information (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure Of Parent Company Financial Statements [abstract]
Statutory reserve	¥ 31,431	$ 4,817	¥ 30,185
Restricted net assets	¥ 263,891	$ 40,443	¥ 258,741